Earnings/(Losses) per Share (Details Textual)	1 Months Ended		1 Months Ended			1 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011 Class Z Warrants [Member]	Aug. 12, 2011 Class Z Warrants [Member]	Jun. 09, 2011 Class Z Warrants [Member]	Jun. 30, 2011 Class A Warrants [Member]	Jun. 09, 2011 Class A Warrants [Member]
Class of Warrant or Right, Outstanding					1,655,006		150,000
Class Of Warrants Expiration Date			Jul. 26, 2011			Jul. 29, 2011
Class Of Warrants Exercise Price Description			The exercise price per share was reduced to $0.36 per one-fifth (1/5) of a share of common stock, or $1.80 per whole share of common stock, from $5.00 per one-fifth (1/5) of a share, or $25.00 per whole share.			The exercise price of $5.00 per 1/5 share or $25.00 per whole share.
Class Of Warrants Exercised				8,865
Common stock, shares issued		6,575,625		1,773
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,000